Containers, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Containers	$ 4,508,404	$ 4,301,173
Less accumulated depreciation	(810,393)	(671,291)
Containers, net	$ 3,698,011	$ 3,629,882